CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified		Total		Common Stock		Additional Paid-in Capital		Losses Accumulated in the Exploration Stage	Non-Controlling Interest
Balance at Aug. 04, 2010
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		$ 54				$ 54	[1]
Stock issued in private placements (in shares)	[1]			328,273
Stock-based compensation		1				1	[1]
Stock-based compensation (in shares)	[1]			17,000
Contributions		11,000							11,000
Stock issued for services		316				316	[1]
Stock issued for services (in shares)	[1]			42,833
Stock acquired through merger (in shares)	[1]			34,700
Convertible notes and accrued interest converted into common stock		1,076				1,076	[1]
Convertible notes and accrued interest converted into common stock (in shares)	[1]			7,171
Net loss		(17,209)						(16,834)	(375)
Balance at Mar. 31, 2011		(4,762)				1,447	[1]	(16,834)	10,625
Balance (in shares) at Mar. 31, 2011	[1],[2]			429,977
Balance at Aug. 05, 2010
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		54				54	[2]
Stock issued in private placements (in shares)	[2]			328,273
Stock-based compensation		1				1	[2]
Stock-based compensation (in shares)	[2]			17,000
Contributions		11,000							11,000
Stock issued for services		316				316	[2]
Stock issued for services (in shares)	[2]			42,833
Stock acquired through merger (in shares)	[2]			34,700
Convertible notes and accrued interest converted into common stock		1,076				1,076	[2]
Convertible notes and accrued interest converted into common stock (in shares)	[2]			7,171
Net loss		(17,209)						(16,834)	(375)
Balance at Mar. 31, 2011		(4,762)				1,447	[1]	(16,834)	10,625
Balance (in shares) at Mar. 31, 2011	[1],[2]			429,977
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		13,972				13,972	[1],[2]
Stock issued in private placements (in shares)	[1],[2]			85,552
Stock-based compensation		9,717				9,717	[1],[2]
Stock-based compensation (in shares)	[1],[2]			14,000
Stock issued for services		2,061				2,061	[1],[2]
Stock issued for services (in shares)	[1],[2]			10,000
Convertible notes and accrued interest converted into common stock		64,800				64,800	[1],[2]
Convertible notes and accrued interest converted into common stock (in shares)	[1],[2]			250,254
Net loss		(66,957)						(63,566)	(3,391)
Balance at Mar. 31, 2012		18,831	[1]			91,997	[1]	(80,400)	7,234
Balance (in shares) at Mar. 31, 2012	[1],[2]			789,783
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		1,000				1,000	[1],[2]
Stock issued in private placements (in shares)	[1],[2]			4,706
Stock-based compensation		16,239				16,239	[1],[2]
Stock-based compensation (in shares)	[1],[2]			9,000
Stock issued for services		4,652				4,652	[1],[2]
Stock issued for services (in shares)	[1],[2]			40,425
Non-controlling interest acquisition		(182,219)				(179,056)	[1],[2]		(3,163)
The Karlsson Group warrant issuance		34,620				34,620	[1]
Stock issued in public offerings		66,290		1	[1],[2]	66,289	[1],[2]
Stock issued in public offerings (in shares)	[1],[2]			608,000
Cost of public offerings		(5,406)				(5,406)	[1],[2]
Net loss		(83,925)						(79,854)	(4,071)
Balance at Mar. 31, 2013		(129,918)	[1],[2]	1	[1]	30,335	[1]	(160,254)
Balance (in shares) at Mar. 31, 2013	[1],[2]			1,451,914
Increase (Decrease) in Shareholders' Equity
Stock-based compensation		1,840				1,840	[2]
Stock issued for services		1,569				1,569	[2]
Stock issued for services (in shares)	[2]			247,742
Stock issued in public offerings		805		2	[2]	803	[2]
Stock issued in public offerings (in shares)	[2]			1,575,334
Cost of public offerings		(790)				(790)	[2]
Net loss		(37,930)						(37,930)
Balance at Dec. 31, 2013	[2]	$ (159,155)
Balance (in shares) at Dec. 31, 2013	[2]			4,191,658

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.